Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

Under the rules of the Securities and Exchange Commission (“SEC”), the following tabular disclosure is required to illustrate the relationship between compensation actually paid to the Company’s principal executive officer (“PEO”) and other named executive officers (“Other NEOs”) and the Company’s performance as measured by total shareholder return and net income.

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Other NEOs(3)	Average Compensation Actually Paid to Other NEOs(4)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return(5)	Company Net Income(6)
2024	$419,678	$419,678	$288,644	$288,644	$78.18	$10,218,000
2023	$409,757	$409,757	$276,367	$276,367	$96.41	$10,817,000
2022	$448,520	$448,520	$305,207	$305,207	$100.97	$19,293,000

Notes:

(1)	The figures in this column represent the total compensation paid to John P. Nelson, the PEO, for each year as reported in the Summary Compensation Table.

(2)

The figures in this column represent the compensation actually paid to the PEO for each year. Under SEC rules governing the “pay versus performance” disclosure, total compensation for the PEO as reported in the Summary Compensation Table and as actually paid to the PEO is identical, as no adjustment to the figures as reported in the Summary Compensation Table is required to reflect compensation actually paid to the PEO.

(3)

The figures in this column for 2024 and 2023 represent the average of the total compensation paid to Scott T. Bauer and Michael A. Wilson, the Other NEOs as reported in the Summary Compensation Table for 2024 and 2023. The figures in this column for 2022 represent the average of the total compensation paid to John L. Pierschbacher and Scott T. Bauer, the Other NEOs, as reported in the Summary Compensation Table for 2022.

(4)

The figures in this column represent the average compensation actually paid to the Other NEOs for each year. Under SEC rules governing the “pay versus performance” disclosure, compensation for the Other NEOs as reported in the Summary Compensation Table and as actually paid to the Other NEOs is also identical, as no adjustment to the figures as reported in the Summary Compensation Table is required to reflect average compensation actually paid to the Other NEOs.

(5)

The figures in this column represent the cumulative total shareholder return of the Company’ Common Stock as of the end of each year presented, assuming the investment of $100 in the Common Stock on December 31, 2021. Total shareholder return is calculated based on the change in value for the period designated, assuming the reinvestment of all dividends paid during the period.

(6)	The figures in this column represent the net income of the Company as reported in its consolidated financial statements for each year presented.

PEO Total Compensation Amount	$ 419,678	$ 409,757	$ 448,520
PEO Actually Paid Compensation Amount	419,678	409,757	448,520
Non-PEO NEO Average Total Compensation Amount	288,644	276,367	305,207
Non-PEO NEO Average Compensation Actually Paid Amount	288,644	276,367	305,207
Total Shareholder Return Amount	78,180,000	96,410,000	100,970,000
Net Income (Loss)	$ 10,218,000	$ 10,817,000	$ 19,293,000